Share-based compensation - Summary of Restricted Shares Activity (Details) - 2011 Incentive Scheme - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of restricted shares
Outstanding at the beginning of the period (in shares)	3,250,542	5,512,829	10,935,436
Granted (in shares)	853,559	882,988	1,146,257
Forfeited (in shares)	(875,922)	(886,951)	(1,142,786)
Vested (in shares)	(1,613,485)	(2,258,324)	(5,426,078)
Outstanding at the end of the period (in shares)	1,614,694	3,250,542	5,512,829
Expected to vest at the end	1,597,874
Weighted average grant-date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 2.1458	$ 2.4547	$ 2.8002
Granted (in dollars per share)	2.4498	1.6971	1.8259
Forfeited (in dollars per share)	2.2276	2.2159	2.2756
Vested (in dollars per share)	2.3462	2.687	3.0559
Outstanding at the end of the period (in dollars per share)	2.0619	$ 2.1458	$ 2.4547
Expected to vest at the end (in dollars per share)	$ 2.0626